Benefit Plans — Predecessor (Details) - Schedule of net periodic benefit cost recognized in the consolidated statements of comprehensive income - Aria Energy LLC [Member] - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Sep. 14, 2021	Dec. 31, 2020
Benefit Plans — Predecessor (Details) - Schedule of net periodic benefit cost recognized in the consolidated statements of comprehensive income [Line Items]
Service cost	$ 27	$ 49
Interest cost	64	103
Amortization of prior service cost	8	12
Recognition of net actuarial loss	57	87
Net periodic benefit cost	$ 156	$ 251